Convertible Credit Facility - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Nov. 19, 2009 China Investment Corporation [Member] USD ($)	Dec. 31, 2013 China Investment Corporation [Member] USD ($)	Dec. 31, 2013 China Investment Corporation [Member] CAD	Dec. 31, 2012 China Investment Corporation [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] USD ($)	Mar. 29, 2010 SouthGobi [Member] CAD	Nov. 19, 2009 SouthGobi [Member] USD ($)	Dec. 31, 2013 SouthGobi [Member] CAD
Debt Conversion [Line Items]
Principal amount of convertible credit facility	$ 250,000,000		$ 250,000,000		$ 500,000,000	$ 250,000,000
Convertible debenture interest rate					8.00%
Convertible debenture term, years					30 years
Convertible debenture interest payable in cash					6.40%
Convertible debenture interest payable in shares					1.60%
SouthGobi conversion option 1, amount											250,000,000
SouthGobi conversion option 1, public float											25.00%
Convertible credit facility aggregate carrying amount on date of conversion									250,000,000
Stock issued									21.5	21.5
Conversion price									$ 11.64	11.88		10.66
Ceiling conversion price	11.88	11.88	11.88	11.88		11.88	11.88
Floor conversion price		8.88		8.88			8.88
Embedded derivative liability	3,395,000		8,876,000
Recognized gain on change in fair value of the embedded derivative liability	5,481,000		39,512,000
Capitalized interest expense								$ 9,600,000